Note 1 - Nature of Operations (Details Textual) $ / shares in Units, $ in Thousands									12 Months Ended
	Oct. 04, 2024 CAD ($) $ / shares shares	Mar. 12, 2024 CAD ($) $ / shares shares	Feb. 29, 2024	Oct. 13, 2022 CAD ($) $ / shares shares	Sep. 12, 2022	Apr. 01, 2022	Feb. 25, 2022 CAD ($) $ / shares shares	Dec. 06, 2021 CAD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 shares
Statement Line Items [Line Items]
Proceeds from sales of investments accounted for using equity method									$ 7,042	$ 0	$ 6,774
Homestake Resources [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary								100.00%
Proceeds from sales of interests in associates							$ 5,000	$ 5,000
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares							76,504,590
Homestake Ridge Gold Silver [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary								100.00%
Dolly Varden [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	16.11%	19.99%		22.20%			35.33%		16.11%
Proceeds from sales of interests in associates									$ 5,017
Number of instruments or interests issued or issuable								76,504,590
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares	3,000,000	5,450,000		17,000,000			76,504,590		8,450,000			17,000,000
Proportion of ownership interest in associate on a fully diluted basis							32.88%
Shares Issued, Share Price (in CAD per share) | $ / shares	$ 1.119	$ 0.735		$ 0.4			$ 0.79
Proportion of voting rights held in associate				7.40%
Proceeds from sales of investments accounted for using equity method	$ 3,356	$ 4,006		$ 6,774					$ 7,042
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate						25.00%			25.00%
Proceeds from sales of interests in associates									$ (0)
Universal Mineral Services (UMS) [member] | Tier One Silver Inc, Coppernico Metals Inc, and Torq Resources Inc [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate						75.00%
Joint operation with partner Newmont Corporation [member] | Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture									49.978%
Eleonore South Joint Venture (ESJV) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			100.00%
Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture										100.00%	100.00%
Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member] | Fury Gold Mines Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture										50.022%	50.022%
Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member] | Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			49.978%							49.978%	49.978%
Azimut Exploration Inc, ESJV [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture					23.77%